Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Blue Chip Fund | Blue Chip Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	21.20%	39.43%	(30.93%)	24.82%	34.50%	38.29%	2.66%	28.31%	8.23%	4.79%
Bond Market Index Fund | Bond Market Index Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.16%	5.55%	(13.27%)	(1.67%)	7.29%	8.47%	(0.20%)	3.31%	2.17%	0.23%
Capital Securities Fund | Capital Securities Fund Class S
Prospectus [Line Items]
Annual Return [Percent]	12.15%	6.82%	(11.35%)	3.74%	7.68%	17.41%	(4.60%)	11.56%	5.67%	3.70%
Diversified Real Asset Fund | Diversified Real Asset Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	2.67%	2.92%	(6.57%)	16.95%	3.53%	14.66%	(8.22%)	9.69%	5.40%	(12.66%)
Global Listed Infrastructure Fund | Global Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	6.04%	4.83%
Global Multi-Strategy Fund | Global Multi-Strategy Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	8.45%	6.09%	(2.30%)	5.14%	4.68%	7.65%	(4.59%)	6.23%	2.85%	(0.94%)
International Equity Index Fund | International Equity Index Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	3.56%	17.86%	(14.41%)	11.07%	7.76%	21.40%	(13.56%)	24.86%	0.82%	(1.00%)
International Small Company Fund | International Small Company Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.09%	13.16%	(21.92%)	8.21%	5.59%	26.69%	(20.24%)	35.77%	1.33%	8.17%
Opportunistic Municipal Fund | Opportunistic Municipal Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	4.39%	7.50%	(16.01%)	6.37%	4.38%	10.59%	1.33%	10.13%	(0.30%)	6.29%
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	10.76%	18.53%	(11.92%)	30.03%	(6.57%)	25.01%	(13.88%)	12.94%	29.68%	(3.60%)
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	9.58%	6.27%	(10.99%)	2.76%	5.25%	16.16%	(4.76%)	10.22%	3.39%	4.69%